Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

Note 14 - Segment Information

Seaboard has six reportable segments: Pork, CT&M, Marine, Sugar and Alcohol, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment primarily produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the U.S., and to foreign markets. This segment also produces biodiesel from pork fat and other animal fat and vegetable oil for sale to third parties. Substantially all of Seaboard’s Pork segment’s hourly employees at its processing plant are covered by a collective bargaining agreement that expires in 2019. The CT&M segment is an integrated agricultural commodity trading, processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third-party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills and bakery operations in numerous foreign countries. The Marine segment provides cargo shipping services in the U.S., the Caribbean and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an independent power producer in the Dominican Republic operating a power generating barge. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkey products. Total assets for the Turkey segment represent Seaboard’s investment in Butterball. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation. Below are significant segment events that impact financial results for the periods covered by this report.

During 2017 and 2016, the Pork segment acquired hog growing operations for total cash consideration of $40 million and $219 million, respectively. These hog operations’ results have been included in Seaboard’s consolidated financial statements from the dates of acquisition. See Note 2 for further information on these acquisitions. The Pork segment’s biodiesel plants have historically received federal blender’s credits for the biodiesel they blend. The 2015 Tax Act signed into law in December 2015 renewed the federal blender’s credit retroactively to January 1, 2015 with an expiration of December 31, 2016. The federal blender’s credits were not renewed in 2017, but in February 2018 Congress retroactively extended the federal blender’s credits for 2017. Seaboard recognized approximately $42 million of revenue in the first quarter of 2018 for the biodiesel it blends. There was no tax expense on this transaction. The federal blender’s credits were not renewed in 2018.

On January 5, 2018, the CT&M segment acquired flour milling and associated businesses in Senegal, Ivory Coast and Monaco for $324 million, plus an earn-out between zero and $48 million, using the exchange rate in effect at closing. During 2017, the CT&M segment acquired an elevator business in Canada for total cash consideration of $14 million. On October 28, 2016, the CT&M segment obtained control of Belarina, its non-consolidated affiliate with a flour production business in Brazil. See Note 2 for further details of these acquisitions.

The following tables set forth specific financial information about each segment as reviewed by Seaboard’s management, except for the Turkey segment information previously disclosed in Note 6 to the consolidated financial statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income (loss) from affiliates for the Pork, CT&M and Turkey segments, are used as the measures of evaluating segment performance because management does not consider interest, other investment income (loss) and income tax expense on a segment basis. Administrative services provided by the corporate office are allocated to the individual segments and represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and include costs related to Seaboard’s deferred compensation programs, which are offset by the effect of the mark-to-market adjustments on these investments recorded in other investment income (loss), net.

Sales to External Customers:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$1,774	$1,609	$1,443
Commodity Trading and Milling	3,428	2,945	2,778
Marine	1,057	956	916
Sugar and Alcohol	184	186	147
Power	122	97	79
All Other	18	16	16
Segment/Consolidated Totals	$6,583	$5,809	$5,379

Operating Income (Loss):

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$117	$193	$179
Commodity Trading and Milling	46	25	38
Marine	25	21	33
Sugar and Alcohol	9	21	(12)
Power	21	9	7
All Other	2	2	2
Segment Totals	220	271	247
Corporate	(11)	(31)	(17)
Consolidated Totals	$209	$240	$230

Income (Loss) from Affiliates:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$(30)	$(10)	$11
Commodity Trading and Milling	(11)	7	(10)
Marine	2	(7)	1
Sugar and Alcohol	1	1	2
Power	10	6	4
Turkey	(16)	(4)	73
Segment/Consolidated Totals	$(44)	$(7)	$81

Depreciation and Amortization:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$73	$69	$56
Commodity Trading and Milling	22	10	6
Marine	24	24	26
Sugar and Alcohol	6	7	6
Power	8	8	8
Segment Totals	133	118	102
Corporate	1	—	—
Consolidated Totals	$134	$118	$102

Total Assets:

	December 31,
(Millions of dollars)	2018	2017
Pork	$1,304	$1,309
Commodity Trading and Milling	1,423	964
Marine	345	376
Sugar and Alcohol	138	197
Power	203	188
Turkey	295	315
All Other	8	4
Segment Totals	3,716	3,353
Corporate	1,591	1,808
Consolidated Totals	$5,307	$5,161

Investments in and Advances to Affiliates:

	December 31,
(Millions of dollars)	2018	2017
Pork	$192	$231
Commodity Trading and Milling	255	240
Marine	28	28
Sugar and Alcohol	4	4
Power	30	38
Turkey	295	310
Segment/Consolidated Totals	$804	$851

Capital Expenditures:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$86	$100	$69
Commodity Trading and Milling	29	15	35
Marine	18	37	19
Sugar and Alcohol	5	20	33
Power	23	1	1
Segment Totals	161	173	157
Corporate	1	—	1
Consolidated Totals	$162	$173	$158

Geographic Information

Seaboard had sales in South Africa totaling $589 million, $581 million and $650 million for the years ended December 31, 2018, 2017 and 2016, respectively, representing approximately 9%,  10% and 12% of total sales for each respective year. Seaboard also had sales in Colombia totaling $757 million, $495 million and $421 million for the years ended December 31, 2018, 2017 and 2016, respectively, representing approximately 11%,  9% and 8% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Caribbean, Central and South America	$2,753	$2,295	$1,990
Africa	1,668	1,483	1,572
United States	1,408	1,271	1,161
Pacific Basin and Far East	381	393	309
Canada/Mexico	255	238	236
Europe	100	99	40
All other	18	30	71
Totals	$6,583	$5,809	$5,379

Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value. As of December 31, 2018 and 2017, Seaboard had approximately $327 million and $242 million, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables, although as of December 31, 2018 no individual material amounts were deemed to have a heightened risk of collectability.

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Millions of dollars)	2018	2017
United States	$775	$784
Dominican Republic	109	114
Argentina	50	73
Senegal	48	—
Ivory Coast	36	—
All other	142	115
Totals	$1,160	$1,086